Offerings - Offering: 1	Sep. 17, 2024 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.900% Notes due 2055
Amount Registered | shares	550,000,000
Proposed Maximum Offering Price per Unit	0.99875
Maximum Aggregate Offering Price	$ 549,312,500
Fee Rate	0.01476%
Amount of Registration Fee	$ 81,078.53
Offering Note
(1)
This registration fee table shall be deemed to update the “Calculation of Registration Fee” in the Company’s Registration Statement on Form
S-3
(File
No. 333-262788)
in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933.